Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Common Stock Reserved for Future Issuance
The Company had reserved shares of common stock for future issuance as of December 31, 2020 and 2019 as follows (in thousands):

	December 31,
	2020	2019
Redeemable convertible preferred stock, all series	126,409	99,972
Warrants to purchase common stock	1,081	875
Common stock options outstanding	49,206	48,763
Shares available for future grant of equity awards	1,921	1,419

Total shares of common stock reserved	178,617	151,029